Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions, $ in Millions				12 Months Ended
	Aug. 31, 2021 CNY (¥)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2021
Organization and Principal Activities (Details) [Line Items]
Notice period for exclusive call option agreements				30 days
Notice period for proxy agreements and power of attorney for shareholders				30 days
Notice period for termination of agreement with school sponsors and directors				30 days
Notice period for business cooperation agreement and exclusive technical services and business consulting agreement				30 days
Notice period for termination of equity pledge agreements				30 days
Foreign investment percentage				50.00%
HONG KONG | Lianwai Investment [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company				Sep. 20, 2018
CHINA | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company				Oct. 10, 2018
Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company				Sep. 11, 2018
Linwai Investment Company Limited [Member] | Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				100.00%
Lianwai Investment [Member] | Lianwai Investment [Member] | HONG KONG
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				100.00%
Liandu Wfoe [Member] | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				100.00%
Liandu Wfoe [Member] | Liandu Wfoe [Member] | CHINA
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				100.00%
Lishui Xianke [Member] | Liandu Wfoe [Member]
Organization and Principal Activities (Details) [Line Items]
Date of incorporation of the company				Aug. 13, 2020
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Depositary Shares (in Shares)		3,333,400	3,333,400
American depository share representing common shares (in Shares)		5	5
Share price (in Dollars per share) | $ / shares			$ 9.25
Total offering size (in Dollars) | $			$ 30.8
Net proceeds from initial public offering		¥ 170.7	$ 26.2
Qingtian International School [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest acquired	100.00%
Total consideration amount (in Yuan Renminbi) | ¥	¥ 23.0